Partners’ Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 27, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Distribution Made to Limited Partner [Line Items]
May 23, June 6, 2012 and 2013 Class B Convertible Preferred Units Subscription Agreements Conversion Terms		Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), should have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date should be entitled to receive, in cash, when, as and if authorized by the Partnership’s board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to the Subscription Agreements. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate should be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Redemption price		$ 0	$ 116,850	$ 0
Dividends paid		17,075	28,771	52,600
Difference between carrying amount of Class B Convertible Preferred Units and their redemption price		$ 0	$ 9,119	$ 0
Reverse unit split, description	one for seven reverse unit split
Common units issued		18,623,100	18,178,100
Common units outstanding		18,623,100	18,178,100
General partner units outstanding		348,570	348,570
The 2019 Amended Plan Employees and Non Employees [Member]
Distribution Made to Limited Partner [Line Items]
Units issued		445,000
Convertible Preferred Stock [Member] | Transaction agreement with DSS Holdings L.P. [Member]
Distribution Made to Limited Partner [Line Items]
Redemption percentage	100.00%
Redemption price	$ 116,850
Dividends paid	2,652
Difference between carrying amount of Class B Convertible Preferred Units and their redemption price	$ 9,119
Unit Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Convertible preferred shares issued					24,655,554
Conversion price of the Preferred units					$ 9
Preferred units conversion rate					1
Before Reverse Unit Split [Member]
Distribution Made to Limited Partner [Line Items]
Common units issued	127,246,692
Common units outstanding	127,246,692
General partner units issued	2,439,989
General partner units outstanding	2,439,989
Adjusted For Reverse Stock Split [Member]
Distribution Made to Limited Partner [Line Items]
Common units issued			18,178,100
Common units outstanding			18,178,100
General partner units issued			348,570
General partner units outstanding			348,570
CGP [Member]
Distribution Made to Limited Partner [Line Items]
Interest in CGP in the Partnership		1.84%
CGP [Member] | Right Waived [Member] | Minimum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution target amount per unit		$ 1.6975
CGP [Member] | Right Waived [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution target amount per unit		$ 1.75